Related party transactions (Tables)	9 Months Ended
Sep. 30, 2018
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due from affiliates	$3,968	$4,286

Amounts due to owners and affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due to owners and affiliates	$2,075	$1,417

Revolving credit facility due to owners and affiliates:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Revolving credit due to owners and affiliates	$39,292	$51,832

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated statements of income for the three and nine months ended September 30, 2018 and 2017 or recorded in the consolidated balance sheets as of September 30, 2018 and December 31, 2017 are as follows:

	Three months ended		Nine months ended
Statement of income:	September 30,		September 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Revenues
Time charter revenue Höegh Gallant (1)	$12,449	$12,293	35,594	$35,439
Operating expenses
Vessel operating expenses (2)	(5,177)	(5,348)	(14,851)	(15,891)
Hours, travel expense and overhead (3) and Board of Directors' fees (4)	(868)	(778)	(2,587)	(2,456)
Interest income from joint ventures (5)	69	75	203	305
Interest expense and commitment fees to Höegh LNG (6)	(690)	(1,232)	(2,331)	(3,438)
Total	$5,783	$5,010	16,028	$13,959

	As of
Balance sheet	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Equity
Cash contribution from Höegh LNG (8)	$—	$2,075
Cash distribution to Höegh LNG (8)	(1,056)	(1,534)
Issuance of units for Board of Directors' fees (4)	200	189
Other and contribution from owner (8)	276	632
Total	$(580)	$1,362

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant .
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours, travel expenses and overhead:
Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)
Board of Directors’ fees
: Effective June 6, 2018 a total of 11,050 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of September 30, 2018, a total of 11,050 units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189 for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)
Interest income from joint ventures:
The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)
Interest expense and commitment fees to Höegh LNG and affiliates
: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurred a commitment fee on the undrawn balance until January 29, 2018 and interest expense on the drawn balance. A seller’s credit note to finance part of the
Höegh Gallant
acquisition incurred interest expense until it was repaid in October 2017.

7)
Cash contribution from/ distribution to Höegh LNG:
As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification payments from the Partnership which were recorded as contributions or distributions to equity.

8)
Other and contribution from owner:
Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016 the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.